Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Schedule of reinsurance premium ceded
The amounts ceded to Prudential for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Premiums and contract charges	$4,750	$4,797	$5,189
Contract benefits	(1,524)	(890)	1,459
Interest credited to contractholder funds	4,503	4,307	4,533
Operating costs and expenses	712	867	868

Schedule of effects of reinsurance on premiums and contract charges
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Direct	$174,812	$203,614	$199,289
Assumed - non-affiliate	588	697	685
Ceded
Affiliate	(2,308)	(2,186)	(1,972)
Non-affiliate	(15,674)	(16,359)	(17,361)
Premiums and contract charges, net of reinsurance	$157,418	$185,766	$180,641

Schedule of effects of reinsurance on contract benefits
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Direct	$445,983	$272,200	$248,008
Assumed - non-affiliate	324	500	586
Ceded
Affiliate	(945)	(2,354)	(55)
Non-affiliate	(10,721)	(11,333)	(10,961)
Contract benefits, net of reinsurance	$434,641	$259,013	$237,578

Schedule of effects of reinsurance on interest credited to contractholder funds
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Direct	$88,814	$90,758	$96,002
Assumed - non-affiliate	13	13	13
Ceded - non-affiliate	(4,503)	(4,307)	(4,533)
Interest credited to contractholder funds, net of reinsurance	$84,324	$86,464	$91,482

Schedule of rollforward of credit loss allowance for reinsurance recoverables
The following table shows the rollforward of the credit loss allowance for reinsurance recoverables for the year ended December 31.

($ in thousands)	2020
Beginning balance	$(34)
Cumulative effect of change in accounting principle	(621)
Decrease in the provision for credit losses	31
Write-offs	—
Ending Balance	$(624)